Insurance and reinsurance - Summary of Composition of Insurance Service Result and Insurance Investment Result for Insurance Contracts Issued and Reinsurance Contracts Held (Detail) - CAD ($)
$ in Millions
	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Insurance service result [abstract]
Insurance revenue	$ 1,303	$ 1,165	$ 3,755	$ 3,474
Insurance service expense	(1,059)	(954)	(3,043)	(2,737)
Net income (expense) from reinsurance contracts held	(30)	(62)	(108)	(171)
Total	214	149	604	566
Insurance investment result
Net investment income	185	168	2,289	1,331
Insurance finance income (expense)	(159)	55	(2,155)	(1,246)
Reinsurance finance income (expense)	2	(72)	94	7
Total	28	151	228	92
Insurance service and insurance investment results	$ 242	$ 300	$ 832	$ 658